UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Strategic
Dividend & Income Fund

August 31, 2007

1.806764.103

SDI-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.1%
	Principal Amount	Value
Convertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 2,000,000	$ 1,773,200
3.375% 7/15/16 (f)	2,000,000	1,758,800
		3,532,000
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 4.5% 5/15/15	3,300,000	2,883,375
Media - 0.2%
Charter Communications, Inc. 5.875% 11/16/09	2,413,000	3,234,144
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	854,913
TOTAL CONSUMER DISCRETIONARY		10,504,432
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	2,000,000	2,095,000
Food & Staples Retailing - 0.2%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,240,181
TOTAL CONSUMER STAPLES		5,335,181
ENERGY - 2.8%
Energy Equipment & Services - 1.0%
Global Industries Ltd. 2.75% 8/1/27 (f)	1,500,000	1,398,750
Grey Wolf, Inc. 5.32% 4/1/24 (g)	2,300,000	2,873,850
Halliburton Co. 3.125% 7/15/23	4,260,000	7,902,300
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,005,500
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,141,900
		16,322,300
Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp.:
2.5% 5/15/37	5,060,000	4,767,532
2.75% 11/15/35 (f)	5,000,000	5,134,500
2.75% 11/15/35	10,200,000	10,474,380
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 3,000,000	$ 3,437,100
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	7,900,000
		31,713,512
TOTAL ENERGY		48,035,812
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,357,016
Hospitality Properties Trust 3.8% 3/15/27	2,130,000	1,992,828
Ventas, Inc. 3.875% 11/15/11 (f)	8,250,000	8,469,450
		13,819,294
HEALTH CARE - 1.9%
Biotechnology - 0.2%
Amgen, Inc. 0.375% 2/1/13	4,500,000	3,853,125
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,285,000
2.5% 12/15/36	350,000	399,875
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	4,700,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,139,200
SonoSite, Inc. 3.75% 7/15/14	3,000,000	2,985,900
		12,509,975
Health Care Providers & Services - 0.4%
LifePoint Hospitals, Inc. 3.5% 5/15/14	6,250,000	5,345,014
Omnicare, Inc. 3.25% 12/15/35	1,000,000	783,750
		6,128,764
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	565,000	1,316,789
2.5% 10/1/23	2,400,000	5,593,440
		6,910,229
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	$ 3,000,000	$ 2,780,625
MGI Pharma, Inc. 1.6821% 3/2/24 (d)	2,000,000	1,403,200
		4,183,825
TOTAL HEALTH CARE		33,585,918
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,220,200
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,981,024
		5,201,224
Airlines - 0.3%
UAL Corp.:
4.5% 6/30/21 (f)	2,000,000	3,008,400
4.5% 6/30/21	310,000	466,302
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	794,413
		4,269,115
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	504,600
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,821,204
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	2,000,000	4,550,492
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	4,188,099
		8,738,591
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	3,060,000
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	830,256
2.375% 5/15/26	2,000,000	1,660,513
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,020,971
		3,511,740
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.3%
Horizon Lines, Inc. 4.25% 8/15/12 (f)	$ 5,000,000	$ 5,039,500
TOTAL INDUSTRIALS		32,145,974
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.1%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,658,102
Finisar Corp. 2.5% 10/15/10	6,920,000	8,814,350
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,066,000
L-3 Communications Corp. 3% 8/1/35	2,000,000	2,275,000
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,581,600
		18,395,052
Computers & Peripherals - 0.6%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,445,750
1.75% 12/1/13	930,000	1,263,638
SanDisk Corp. 1% 5/15/13	7,000,000	6,539,400
		10,248,788
Electronic Equipment & Instruments - 1.5%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,318,400
Flextronics International Ltd. 1% 8/1/10	6,420,000	6,117,618
Itron, Inc. 2.5% 8/1/26	10,000,000	14,232,000
Merix Corp. 4% 5/15/13 (f)	1,000,000	802,500
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	872,000
Solectron Corp. 0.5% 2/15/34	1,000,000	957,500
		25,300,018
IT Services - 0.2%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,000,000	1,644,858
DST Systems, Inc. 4.125% 8/15/23	1,220,000	1,998,205
		3,643,063
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	5,000,000	4,318,750
6% 5/1/15	4,250,000	3,670,938
Amkor Technology, Inc. 2.5% 5/15/11	1,250,000	1,276,250
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,574,600
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp.:
3.5% 5/15/10 (f)	$ 2,000,000	$ 1,780,000
3.5% 5/15/10	1,000,000	890,000
Intel Corp. 2.95% 12/15/35	3,500,000	3,615,850
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	8,347,950
1.875% 12/15/25 (f)	1,250,000	2,240,875
Photronics, Inc. 2.25% 4/15/08	3,000,000	2,920,500
		31,635,713
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	1,842,500
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,273,800
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,119,900
		5,236,200
TOTAL INFORMATION TECHNOLOGY		94,458,834
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,299,400
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,644,600
		4,944,000
TOTAL CONVERTIBLE BONDS		242,829,445
Nonconvertible Bonds - 1.0%
FINANCIALS - 0.7%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,821,800
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,663,700
Lehman Brothers Holdings, Inc.:
6.3713% (g)	1,000,000	897,691
5.857% (g)	1,000,000	918,399
		6,301,590
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,646,060
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HBOS plc 6.657% (f)(g)	$ 5,000,000	$ 4,437,500
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	942,077
		7,025,637
TOTAL FINANCIALS		13,327,227
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,843,295
TOTAL NONCONVERTIBLE BONDS		18,170,522
TOTAL CORPORATE BONDS (Cost $246,017,137)		260,999,967
Common Stocks - 65.2%
	Shares
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.1%
Winnebago Industries, Inc.	79,000	2,106,930
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	3,002,720
Service Corp. International	355,100	4,339,322
Stewart Enterprises, Inc. Class A	225,800	1,618,986
		8,961,028
Hotels, Restaurants & Leisure - 1.6%
Accor SA	31,000	2,661,092
Aristocrat Leisure Ltd. (e)	219,900	2,519,372
Centerplate, Inc. unit	268,800	3,948,672
Gaylord Entertainment Co. (a)	30,700	1,576,445
IHOP Corp.	73,400	4,614,658
McDonald's Corp.	128,849	6,345,813
Starwood Hotels & Resorts Worldwide, Inc.	41,500	2,536,480
WMS Industries, Inc. (a)	94,300	2,776,192
		26,978,724
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	80,957	934,244
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Beazer Homes USA, Inc.	19,500	$ 206,115
Black & Decker Corp.	26,400	2,290,200
La-Z-Boy, Inc.	117,277	1,130,550
The Stanley Works	41,510	2,355,277
Whirlpool Corp.	53,000	5,109,730
		12,026,116
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	15,200	581,040
FTD Group, Inc.	30,500	541,985
		1,123,025
Leisure Equipment & Products - 0.4%
Brunswick Corp.	68,000	1,710,200
Eastman Kodak Co.	105,700	2,819,019
MarineMax, Inc. (a)	24,400	447,496
Polaris Industries, Inc.	32,900	1,570,975
		6,547,690
Media - 0.5%
Charter Communications, Inc. Class A (a)	977,700	2,718,006
News Corp.:
Class A	86,700	1,753,941
Class B	8,400	182,616
R.H. Donnelley Corp. (a)	47,100	2,770,893
Viacom, Inc. Class B (non-vtg.) (a)	41,865	1,651,993
		9,077,449
Multiline Retail - 0.2%
Retail Ventures, Inc. (a)	39,791	460,382
Sears Holdings Corp. (a)	15,400	2,210,824
Tuesday Morning Corp.	90,385	953,562
		3,624,768
Specialty Retail - 0.2%
AutoZone, Inc. (a)	6,500	788,385
Collective Brands, Inc. (a)	80,200	1,895,126
Foot Locker, Inc.	79,800	1,333,458
		4,016,969
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	83,500	1,432,025
Liz Claiborne, Inc.	69,000	2,357,730
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lululemon Athletica, Inc.	2,100	$ 71,547
VF Corp.	22,000	1,756,700
		5,618,002
TOTAL CONSUMER DISCRETIONARY		80,080,701
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Remy Cointreau SA	23,200	1,656,814
Food & Staples Retailing - 0.2%
Rite Aid Corp. (a)	541,700	2,746,419
Food Products - 1.2%
B&G Foods, Inc. unit	156,900	3,258,813
BioMar Holding AS	46,600	2,049,785
Bunge Ltd.	28,900	2,642,616
Cermaq ASA	135,500	2,324,424
Chiquita Brands International, Inc. (a)(e)	234,337	3,655,657
Marine Harvest ASA (a)	2,100,000	2,464,061
Ralcorp Holdings, Inc. (a)	21,200	1,309,948
Tyson Foods, Inc. Class A	145,400	3,133,370
		20,838,674
Household Products - 0.4%
Procter & Gamble Co.	115,800	7,562,898
Personal Products - 0.4%
Avon Products, Inc.	136,600	4,692,210
Prestige Brands Holdings, Inc. (a)	133,000	1,459,010
		6,151,220
Tobacco - 0.5%
Altria Group, Inc.	92,800	6,441,248
Japan Tobacco, Inc.	460	2,554,121
		8,995,369
TOTAL CONSUMER STAPLES		47,951,394
ENERGY - 7.9%
Energy Equipment & Services - 3.0%
Diamond Offshore Drilling, Inc.	84,300	8,864,988
GlobalSantaFe Corp.	122,800	8,668,452
National Oilwell Varco, Inc. (a)	147,689	18,904,192
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	99,280	$ 6,667,645
Transocean, Inc. (a)	81,200	8,533,308
		51,638,585
Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	127,400	4,247,516
Canadian Natural Resources Ltd.	95,600	6,535,073
CONSOL Energy, Inc.	101,100	4,031,868
Exxon Mobil Corp.	57,400	4,920,902
Noble Energy, Inc.	62,000	3,724,340
Peabody Energy Corp.	88,600	3,766,386
Plains Exploration & Production Co. (a)	180,000	6,755,400
Range Resources Corp.	113,022	4,103,829
Teekay Corp.	142,050	8,233,218
Valero Energy Corp.	498,761	34,170,110
Williams Companies, Inc.	101,900	3,158,900
		83,647,542
TOTAL ENERGY		135,286,127
FINANCIALS - 24.9%
Capital Markets - 1.5%
Ares Capital Corp.	153,900	2,527,038
Bank New York Mellon Corp.	64,439	2,605,269
Bear Stearns Companies, Inc.	60,400	6,563,064
Franklin Resources, Inc.	16,600	2,187,382
Janus Capital Group, Inc.	92,500	2,459,575
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	6,595,375
T. Rowe Price Group, Inc.	41,300	2,119,516
		25,057,219
Commercial Banks - 1.6%
Cathay General Bancorp	59,846	1,945,593
Commerce Bancorp, Inc.	72,400	2,659,252
East West Bancorp, Inc.	100,131	3,584,690
PNC Financial Services Group, Inc.	45,500	3,201,835
UCBH Holdings, Inc.	125,600	2,087,472
Wachovia Corp.	85,209	4,173,537
Wells Fargo & Co.	262,400	9,588,096
		27,240,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	98,400	$ 1,234,920
Discover Financial Services (a)	23,550	544,947
		1,779,867
Diversified Financial Services - 3.4%
Bank of America Corp.	355,314	18,007,314
Citigroup, Inc.	448,100	21,006,928
JPMorgan Chase & Co.	451,704	20,109,862
		59,124,104
Insurance - 4.0%
AFLAC, Inc.	68,100	3,630,411
American Equity Investment Life Holding Co.	6,066	61,934
American International Group, Inc.	175,600	11,589,600
Aspen Insurance Holdings Ltd.	367,618	9,223,536
Axis Capital Holdings Ltd.	107,495	3,880,570
Endurance Specialty Holdings Ltd.	245,195	9,775,925
Everest Re Group Ltd.	39,300	4,003,884
Hartford Financial Services Group, Inc.	35,100	3,120,741
MetLife, Inc.	46,000	2,946,300
National Financial Partners Corp.	57,400	2,801,120
Platinum Underwriters Holdings Ltd.	280,566	9,730,029
Principal Financial Group, Inc.	51,000	2,829,990
Prudential Financial, Inc.	45,100	4,049,078
Universal American Financial Corp. (a)	101,900	2,115,444
		69,758,562
Real Estate Investment Trusts - 12.1%
Alexandria Real Estate Equities, Inc.	78,400	7,317,072
American Financial Realty Trust (SBI)	204,500	1,693,260
Annaly Capital Management, Inc.	184,700	2,602,423
Archstone-Smith Trust	79,600	4,680,480
AvalonBay Communities, Inc.	74,860	8,562,487
Boston Properties, Inc.	61,214	6,125,685
BRE Properties, Inc. Class A	106,500	5,915,010
CBL & Associates Properties, Inc.	29,155	960,949
Corporate Office Properties Trust (SBI)	148,700	6,404,509
DCT Industrial Trust, Inc.	305,051	3,117,621
Developers Diversified Realty Corp.	102,100	5,460,308
Duke Realty LP	121,670	4,111,229
Equity Lifestyle Properties, Inc.	34,160	1,663,592
Equity One, Inc.	16,400	429,024
Equity Residential (SBI)	165,680	6,666,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	267,425	$ 13,293,697
GMH Communities Trust	126,100	991,146
Health Care Property Investors, Inc.	153,500	4,669,470
Healthcare Realty Trust, Inc.	105,700	2,639,329
Hersha Hospitality Trust	31,600	345,388
Highwoods Properties, Inc. (SBI)	127,500	4,550,475
Home Properties, Inc.	183,400	9,320,388
Host Hotels & Resorts, Inc.	321,245	7,160,551
Inland Real Estate Corp.	280,800	4,346,784
Kilroy Realty Corp.	91,400	5,587,282
Kimco Realty Corp.	110,238	4,720,391
LaSalle Hotel Properties (SBI)	91,500	3,810,060
Pennsylvania (REIT) (SBI)	48,700	1,842,321
Plum Creek Timber Co., Inc.	45,800	1,920,394
Post Properties, Inc.	35,100	1,400,841
Potlatch Corp.	61,630	2,775,815
ProLogis Trust	204,665	12,312,646
Public Storage	131,436	9,960,220
Rayonier, Inc.	64,220	2,744,763
Simon Property Group, Inc.	174,410	16,554,997
SL Green Realty Corp.	29,100	3,244,941
Strategic Hotel & Resorts, Inc.	266,200	5,475,734
Tanger Factory Outlet Centers, Inc.	94,400	3,593,808
Taubman Centers, Inc.	20,800	1,072,864
Thornburg Mortgage, Inc. (SBI)	218,200	2,570,396
UDR, Inc.	87,340	2,193,107
Unibail-Rodamco	2,600	626,068
Ventas, Inc.	102,550	3,905,104
Vornado Realty Trust	85,850	9,150,752
		208,490,344
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	124,000	2,861,921
CB Richard Ellis Group, Inc. Class A (a)	43,900	1,295,928
Grubb & Ellis Co. (a)	70,800	641,448
Mitsubishi Estate Co. Ltd.	96,000	2,569,837
		7,369,134
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	203,600	4,041,460
Downey Financial Corp.	23,800	1,346,842
Fannie Mae	129,500	8,496,495
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
FirstFed Financial Corp., Delaware (a)	25,600	$ 1,286,400
Freddie Mac	136,300	8,397,443
Hudson City Bancorp, Inc.	219,600	3,122,712
New York Community Bancorp, Inc.	213,100	3,769,739
		30,461,091
TOTAL FINANCIALS		429,280,796
HEALTH CARE - 2.6%
Biotechnology - 0.1%
Amgen, Inc. (a)	24,700	1,237,717
Health Care Equipment & Supplies - 0.9%
American Medical Systems Holdings, Inc. (a)	75,300	1,385,520
Becton, Dickinson & Co.	72,700	5,593,538
C.R. Bard, Inc.	65,400	5,453,706
Covidien Ltd. (a)	36,625	1,458,774
Varian Medical Systems, Inc. (a)	56,374	2,276,946
		16,168,484
Health Care Providers & Services - 0.5%
Amedisys, Inc. (a)	70,907	2,678,866
Brookdale Senior Living, Inc.	52,100	1,907,902
Capital Senior Living Corp. (a)	46,700	378,270
DaVita, Inc. (a)	51,700	2,973,784
Emeritus Corp. (a)	16,200	439,830
Henry Schein, Inc. (a)	800	46,552
Sun Healthcare Group, Inc. (a)	54,700	813,389
		9,238,593
Health Care Technology - 0.2%
Cerner Corp. (a)	47,400	2,703,696
Pharmaceuticals - 0.9%
Merck & Co., Inc.	230,800	11,579,236
MGI Pharma, Inc. (a)	109,500	2,580,915
Wyeth	42,200	1,953,860
		16,114,011
TOTAL HEALTH CARE		45,462,501
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.3%
General Dynamics Corp.	55,800	$ 4,383,648
Honeywell International, Inc.	107,800	6,052,970
Lockheed Martin Corp.	26,700	2,647,038
Precision Castparts Corp.	23,500	3,062,285
United Technologies Corp.	87,300	6,515,199
		22,661,140
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	37,000	2,806,820
Airlines - 0.2%
Delta Air Lines, Inc. (a)	42,500	717,400
UAL Corp. (a)	19,200	911,424
US Airways Group, Inc. (a)	56,400	1,745,580
		3,374,404
Commercial Services & Supplies - 0.5%
Corrections Corp. of America (a)	33,600	862,176
Dun & Bradstreet Corp.	17,400	1,697,370
Equifax, Inc.	21,000	808,920
The Brink's Co.	13,100	751,416
The Geo Group, Inc. (a)	34,700	1,033,019
Waste Management, Inc.	87,500	3,296,125
		8,449,026
Construction & Engineering - 1.1%
Fluor Corp.	91,148	11,589,468
Shaw Group, Inc. (a)	154,700	7,742,735
		19,332,203
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	30,500	1,560,685
Industrial Conglomerates - 0.8%
General Electric Co.	259,500	10,086,765
Siemens AG sponsored ADR	28,700	3,596,110
		13,682,875
Machinery - 1.4%
Eaton Corp.	18,100	1,705,382
Flowserve Corp.	57,606	4,113,644
Illinois Tool Works, Inc.	47,000	2,733,990
Oshkosh Truck Co.	40,000	2,315,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	82,449	$ 3,061,331
SPX Corp.	115,400	10,391,770
		24,321,717
Road & Rail - 0.5%
Kansas City Southern (a)	1,803	54,793
Knight Transportation, Inc.	103,000	1,894,170
Landstar System, Inc.	39,600	1,703,196
P.A.M. Transportation Services, Inc. (a)	48,863	914,227
Union Pacific Corp.	34,500	3,849,165
		8,415,551
Trading Companies & Distributors - 0.1%
Rush Enterprises, Inc. Class A (a)	99,669	2,527,606
TOTAL INDUSTRIALS		107,132,027
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	124,200	1,359,990
Avocent Corp. (a)	101,900	3,008,088
Comverse Technology, Inc. (a)	87,300	1,462,275
Juniper Networks, Inc. (a)	98,400	3,239,328
Motorola, Inc.	167,200	2,834,040
Nokia Corp. sponsored ADR	152,300	5,007,624
		16,911,345
Computers & Peripherals - 2.0%
Dell, Inc. (a)	105,000	2,966,250
Diebold, Inc.	83,564	3,665,953
Hewlett-Packard Co.	110,800	5,467,980
Intermec, Inc. (a)	144,900	3,557,295
International Business Machines Corp.	75,000	8,751,750
NCR Corp. (a)	77,100	3,837,267
SanDisk Corp. (a)	80,800	4,529,648
Sun Microsystems, Inc. (a)	141,900	760,584
		33,536,727
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	71,000	2,584,400
Amphenol Corp. Class A	246,400	8,897,504
Arrow Electronics, Inc. (a)	98,700	4,141,452
Avnet, Inc. (a)	95,700	3,761,967
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	264,400	$ 3,011,516
Ingram Micro, Inc. Class A (a)	87,000	1,708,680
Tyco Electronics Ltd. (a)	39,025	1,360,802
		25,466,321
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	7,500	3,864,375
VeriSign, Inc. (a)	117,900	3,796,380
		7,660,755
IT Services - 0.2%
Mastercard, Inc. Class A	28,600	3,917,914
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	173,600	2,256,800
Advantest Corp. ADR	41,200	1,516,160
Analog Devices, Inc.	47,100	1,737,048
Applied Materials, Inc.	181,000	3,866,160
ASML Holding NV (NY Shares) (a)	134,100	3,978,747
Axcelis Technologies, Inc. (a)	219,100	1,031,961
Broadcom Corp. Class A (a)	72,800	2,511,600
Cirrus Logic, Inc. (a)	166,700	1,135,227
Cypress Semiconductor Corp. (a)	78,300	1,960,632
Diodes, Inc. (a)	104,283	3,160,818
Fairchild Semiconductor International, Inc. (a)	125,500	2,354,380
FormFactor, Inc. (a)	70,100	3,179,736
Hittite Microwave Corp. (a)	102,359	4,336,951
Integrated Device Technology, Inc. (a)	247,129	3,865,098
Intel Corp.	145,500	3,746,625
Intersil Corp. Class A	74,500	2,482,340
Lam Research Corp. (a)	47,000	2,520,610
Linear Technology Corp.	50,600	1,719,894
Marvell Technology Group Ltd. (a)	98,700	1,635,459
Maxim Integrated Products, Inc.	83,400	2,502,834
Microchip Technology, Inc.	45,700	1,760,364
Micron Technology, Inc. (a)	76,800	879,360
National Semiconductor Corp.	98,500	2,592,520
Nec Electronics Corp. (a)	68,600	1,889,677
ON Semiconductor Corp. (a)	531,000	6,223,320
RF Micro Devices, Inc. (a)(e)	146,300	870,485
Saifun Semiconductors Ltd. (a)	30,400	305,824
Volterra Semiconductor Corp. (a)	243,629	2,645,811
		68,666,441
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.2%
Business Objects SA sponsored ADR (a)	89,920	$ 3,948,387
Cadence Design Systems, Inc. (a)	109,900	2,387,028
Microsoft Corp.	124,400	3,574,012
Nintendo Co. Ltd.	7,600	3,535,520
Symantec Corp. (a)	123,000	2,313,630
Ubisoft Entertainment SA (a)	85,704	5,320,701
		21,079,278
TOTAL INFORMATION TECHNOLOGY		177,238,781
MATERIALS - 1.4%
Chemicals - 0.6%
Agrium, Inc.	61,900	2,828,157
Arkema (a)	25,700	1,595,865
Celanese Corp. Class A	61,400	2,205,488
Monsanto Co.	55,100	3,842,674
		10,472,184
Metals & Mining - 0.7%
Alcoa, Inc.	91,400	3,338,842
Titanium Metals Corp. (a)	261,200	8,188,620
		11,527,462
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	46,175	1,601,811
TOTAL MATERIALS		23,601,457
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	588,915	23,480,041
CenturyTel, Inc. (e)	48,689	2,336,098
Level 3 Communications, Inc. (a)	287,274	1,502,443
Qwest Communications International, Inc. (a)	301,900	2,702,005
Verizon Communications, Inc.	292,600	12,254,088
		42,274,675
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	11,200	$ 886,816
Sprint Nextel Corp.	193,900	3,668,588
		4,555,404
TOTAL TELECOMMUNICATION SERVICES		46,830,079
UTILITIES - 1.8%
Electric Utilities - 0.7%
Entergy Corp.	38,300	3,968,646
PPL Corp.	181,111	8,740,417
		12,709,063
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	342,500	6,202,675
Constellation Energy Group, Inc.	77,600	6,436,144
Mirant Corp. (a)	885	34,488
		12,673,307
Multi-Utilities - 0.4%
CMS Energy Corp.	259,300	4,231,776
Public Service Enterprise Group, Inc.	23,500	1,997,265
		6,229,041
TOTAL UTILITIES		31,611,411
TOTAL COMMON STOCKS (Cost $988,610,734)		1,124,475,274
Preferred Stocks - 15.8%

Convertible Preferred Stocks - 4.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,093,125
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	40,425
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	426,321
TOTAL CONSUMER DISCRETIONARY		2,559,871
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp.:
4.50%	20,500	$ 1,947,500
6.25%	8,000	2,105,520
El Paso Corp. 4.99%	10,000	13,751,947
		17,804,967
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,800,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	892,800
TOTAL FINANCIALS		2,692,800
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern:
4.25%	1,370	1,304,853
5.125%	1,000	1,199,690
		2,504,543
MATERIALS - 1.1%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	11,788,842
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	63,510	2,813,493
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	4,889,753
TOTAL MATERIALS		19,492,088
UTILITIES - 1.6%
Electric Utilities - 0.5%
AES Trust VII 6.00%	180,700	8,854,300
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	7,662,759
Series A, 5.75%	1,000	337,300
		8,000,059
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
CMS Energy Corp. 4.50%	116,000	$ 9,926,120
TOTAL UTILITIES		26,780,479
TOTAL CONVERTIBLE PREFERRED STOCKS		71,834,748
Nonconvertible Preferred Stocks - 11.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CBS Corp. 6.75%	40,000	953,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,005,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,673,125
Devon Energy Corp. 6.49%	13,750	1,375,688
		4,048,813
FINANCIALS - 8.4%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	702,600
Series G, 5.49%	15,000	596,250
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,920,800
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	2,836,800
Series B, 6.20%	100,000	2,450,000
Series C, 4.9931%	40,000	963,600
Series D	160,000	3,806,400
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	169,015	4,159,459
Series D, 5.67%	34,900	1,570,500
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	1,800,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
Series H, 3.97%	120,000	$ 2,787,600
Morgan Stanley Capital Trust IV 6.60%	80,000	1,929,600
		25,524,409
Commercial Banks - 1.4%
ABN AMRO Capital Funding Trust V 5.90%	20,000	449,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	914,656
Barclays Bank PLC Series 2, 6.625%	40,000	986,800
BNY Capital V 5.95%	115,000	2,582,900
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	4,740,000
Keycorp Capital IX 6.75%	40,000	942,800
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	930,000
Santander Finance Preferred SA Unipersonal (f)	40,000	900,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,655,190
6.50% (f)	40,000	930,000
6.80% (f)	160,000	3,880,000
U.S. Bancorp, Delaware Series B, 0.00%	40,000	1,000,000
USB Capital XII 6.30%	80,000	1,848,000
Wachovia Capital Trust IX 6.375%	120,000	2,796,000
		24,555,346
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	780,400
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,000,800
Series H, 6.50%	40,000	1,052,400
SLM Corp. 4.07%	1,200	89,460
		3,923,060
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D	20,000	507,000
Series E	40,000	952,000
CIT Group, Inc. Series B, 5.189%	15,000	1,290,000
Citigroup Capital XVI Series C, 6.45%	120,000	2,881,200
Citigroup Capital XVII 6.35%	80,000	1,895,200
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,350,200
General Electric Capital Corp. 6.05%	80,000	1,950,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV 6.375%	80,000	$ 1,912,800
Merrill Lynch Capital Trust II 6.45%	200,000	4,740,000
		19,478,800
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,948,800
MetLife, Inc. Series A, 4.39%	40,000	1,000,000
		2,948,800
Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,962,360
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,155,500
Hospitality Properties Trust:
Series B, 8.875%	200,000	5,044,000
Series C, 7.00%	100,000	2,250,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	506,200
Public Storage Series M, 6.625%	80,000	1,830,400
Vornado Realty Trust Series E, 7.00%	40,000	941,600
		14,690,060
Thrifts & Mortgage Finance - 3.1%
Countrywide Capital V 7.00%	80,000	1,500,000
Fannie Mae:
5.10%	27,562	1,163,116
7.00%	42,200	2,250,526
Series H, 5.81%	71,200	3,417,600
Series I, 5.375%	5,000	227,500
Series L, 5.125%	140,900	6,065,745
Series N, 5.50%	92,650	4,238,738
Freddie Mac:
5.30%	40,000	1,720,000
5.57%	546,000	12,732,720
5.90%	40,000	970,000
6.02%	20,000	498,800
Series F, 5.00%	58,500	2,515,500
Series H, 5.10%	10,300	453,200
Series K, 5.79%	35,200	1,672,000
Series O, 5.81%	19,500	937,950
Series R, 5.70%	117,000	5,522,400
Series S, adj. rate	10,000	515,000
Series T 6.42%	10,000	542,500
Series W, 5.66%	141,600	3,343,176
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Indymac Bank F S B Pasadena Cali 8.50% (f)	80,000	$ 1,040,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,108,000
		53,434,471
TOTAL FINANCIALS		144,554,946
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,150
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	466,944
TOTAL MATERIALS		1,244,094
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,782,926
UTILITIES - 2.4%
Electric Utilities - 2.2%
Alabama Power Co.:
4.60%	2,000	156,000
5.20%	120,000	2,644,800
5.30%	88,600	2,084,758
5.625%	80,000	1,936,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,022,000
Duquesne Light Co. 6.50%	106,050	5,010,863
Entergy Louisiana LLC 6.95%	7,500	727,500
FPL Group Capital Trust I 5.875%	20,000	463,000
Mid-American Energy Co. 4.40%	5,000	400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	376,025
Series B, 5.50%	61,900	1,429,890
Series D 5.00%	69,200	1,515,480
PPL Electric Utilities Corp. 6.25%	230,000	5,520,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.78%	46,500	$ 1,009,050
5.349%	40,000	4,005,000
6.125%	35,000	3,395,000
Series B, 4.08%	27,271	504,514
Series C:
4.24%	94,600	1,783,210
6.00%	20,000	1,880,000
Series D, 4.32%	70,000	1,372,000
		37,235,090
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	294,000
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,583,450
San Diego Gas & Electric Co. 1.70%	67,548	1,766,806
		4,350,256
TOTAL UTILITIES		41,879,346
TOTAL NONCONVERTIBLE PREFERRED STOCKS		200,468,725
TOTAL PREFERRED STOCKS (Cost $269,468,120)		272,303,473
Preferred Securities - 0.5%
	Principal Amount
FINANCIALS - 0.5%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% (f)(g)	$ 3,000,000	2,971,540
SunTrust Preferred Capital I 5.853% (g)	1,000,000	991,074
		3,962,614
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,048,581
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	$ 2,000,000	$ 1,872,298
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		7,883,493
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	57,462,035	57,462,035
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	4,640,260	4,640,260
TOTAL MONEY MARKET FUNDS (Cost $62,102,295)		62,102,295
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,868,000)	$ 5,871,271	5,868,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,580,066,286)		1,733,632,502
NET OTHER ASSETS - (0.5)%		(9,108,312)
NET ASSETS - 100%		$ 1,724,524,190
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,900,304 or 6.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,868,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 512,847
Citigroup Global Markets, Inc.	1,864,741
Lehman Brothers, Inc.	1,577,858
UBS Securities LLC	1,912,554
$ 5,868,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,881,012
Fidelity Securities Lending Cash Central Fund	19,387
Total	$ 3,900,399
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,583,963,306. Net unrealized appreciation aggregated $149,669,196, of which $212,209,316 related to appreciated investment securities and $62,540,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Dividend & Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Strategic
Dividend & Income Fund

1.805772.103

ASDI-QTLY-1007

Investments August 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.1%
	Principal Amount	Value
Convertible Bonds - 14.1%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.2%
Stewart Enterprises, Inc.:
3.125% 7/15/14 (f)	$ 2,000,000	$ 1,773,200
3.375% 7/15/16 (f)	2,000,000	1,758,800
		3,532,000
Hotels, Restaurants & Leisure - 0.2%
Six Flags, Inc. 4.5% 5/15/15	3,300,000	2,883,375
Media - 0.2%
Charter Communications, Inc. 5.875% 11/16/09	2,413,000	3,234,144
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 3% 9/15/12 (f)	1,000,000	854,913
TOTAL CONSUMER DISCRETIONARY		10,504,432
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Molson Coors Brewing Co. 2.5% 7/30/13	2,000,000	2,095,000
Food & Staples Retailing - 0.2%
Nash-Finch Co. 1.6314% 3/15/35 (d)	7,070,000	3,240,181
TOTAL CONSUMER STAPLES		5,335,181
ENERGY - 2.8%
Energy Equipment & Services - 1.0%
Global Industries Ltd. 2.75% 8/1/27 (f)	1,500,000	1,398,750
Grey Wolf, Inc. 5.32% 4/1/24 (g)	2,300,000	2,873,850
Halliburton Co. 3.125% 7/15/23	4,260,000	7,902,300
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(f)	1,000,000	1,005,500
SESI LLC 1.5% 12/15/26 (d)(f)	3,000,000	3,141,900
		16,322,300
Oil, Gas & Consumable Fuels - 1.8%
Chesapeake Energy Corp.:
2.5% 5/15/37	5,060,000	4,767,532
2.75% 11/15/35 (f)	5,000,000	5,134,500
2.75% 11/15/35	10,200,000	10,474,380
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
McMoRan Exploration Co. 6% 7/2/08	$ 3,000,000	$ 3,437,100
Peabody Energy Corp. 4.75% 12/15/66	8,000,000	7,900,000
		31,713,512
TOTAL ENERGY		48,035,812
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Health Care REIT, Inc. 4.75% 12/1/26	3,380,000	3,357,016
Hospitality Properties Trust 3.8% 3/15/27	2,130,000	1,992,828
Ventas, Inc. 3.875% 11/15/11 (f)	8,250,000	8,469,450
		13,819,294
HEALTH CARE - 1.9%
Biotechnology - 0.2%
Amgen, Inc. 0.375% 2/1/13	4,500,000	3,853,125
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.:
2.5% 12/15/36 (f)	2,000,000	2,285,000
2.5% 12/15/36	350,000	399,875
Inverness Medical Innovations, Inc. 3% 5/15/16 (f)	4,000,000	4,700,000
Medtronic, Inc. 1.625% 4/15/13	2,000,000	2,139,200
SonoSite, Inc. 3.75% 7/15/14	3,000,000	2,985,900
		12,509,975
Health Care Providers & Services - 0.4%
LifePoint Hospitals, Inc. 3.5% 5/15/14	6,250,000	5,345,014
Omnicare, Inc. 3.25% 12/15/35	1,000,000	783,750
		6,128,764
Life Sciences Tools & Services - 0.4%
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	565,000	1,316,789
2.5% 10/1/23	2,400,000	5,593,440
		6,910,229
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - 0.2%
Alpharma, Inc. 2.125% 3/15/27	$ 3,000,000	$ 2,780,625
MGI Pharma, Inc. 1.6821% 3/2/24 (d)	2,000,000	1,403,200
		4,183,825
TOTAL HEALTH CARE		33,585,918
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.3%
AAR Corp. 1.75% 2/1/26 (f)	1,000,000	1,220,200
Alliant Techsystems, Inc. 3% 8/15/24	2,680,000	3,981,024
		5,201,224
Airlines - 0.3%
UAL Corp.:
4.5% 6/30/21 (f)	2,000,000	3,008,400
4.5% 6/30/21	310,000	466,302
US Airways Group, Inc. 7% 9/30/20 (f)	490,000	794,413
		4,269,115
Building Products - 0.0%
Trex Co., Inc. 6% 7/1/12	580,000	504,600
Commercial Services & Supplies - 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,000,000	1,821,204
Construction & Engineering - 0.5%
Fluor Corp. 1.5% 2/15/24	2,000,000	4,550,492
Quanta Services, Inc. 3.75% 4/30/26 (f)	3,000,000	4,188,099
		8,738,591
Electrical Equipment - 0.2%
GrafTech International Ltd. 1.625% 1/15/24	2,720,000	3,060,000
Machinery - 0.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (f)	1,000,000	830,256
2.375% 5/15/26	2,000,000	1,660,513
Trinity Industries, Inc. 3.875% 6/1/36	1,000,000	1,020,971
		3,511,740
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.3%
Horizon Lines, Inc. 4.25% 8/15/12 (f)	$ 5,000,000	$ 5,039,500
TOTAL INDUSTRIALS		32,145,974
INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.1%
Ciena Corp. 0.25% 5/1/13	1,560,000	1,658,102
Finisar Corp. 2.5% 10/15/10	6,920,000	8,814,350
JDS Uniphase Corp. 1% 5/15/26 (f)	5,000,000	4,066,000
L-3 Communications Corp. 3% 8/1/35	2,000,000	2,275,000
Symmetricom, Inc. 3.25% 6/15/25	2,000,000	1,581,600
		18,395,052
Computers & Peripherals - 0.6%
EMC Corp.:
1.75% 12/1/13 (f)	1,800,000	2,445,750
1.75% 12/1/13	930,000	1,263,638
SanDisk Corp. 1% 5/15/13	7,000,000	6,539,400
		10,248,788
Electronic Equipment & Instruments - 1.5%
Anixter International, Inc. 1% 2/15/13 (f)	2,000,000	2,318,400
Flextronics International Ltd. 1% 8/1/10	6,420,000	6,117,618
Itron, Inc. 2.5% 8/1/26	10,000,000	14,232,000
Merix Corp. 4% 5/15/13 (f)	1,000,000	802,500
Newport Corp. 2.5% 2/15/12 (f)	1,000,000	872,000
Solectron Corp. 0.5% 2/15/34	1,000,000	957,500
		25,300,018
IT Services - 0.2%
BearingPoint, Inc. 3.1% 12/15/24 (f)	2,000,000	1,644,858
DST Systems, Inc. 4.125% 8/15/23	1,220,000	1,998,205
		3,643,063
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	5,000,000	4,318,750
6% 5/1/15	4,250,000	3,670,938
Amkor Technology, Inc. 2.5% 5/15/11	1,250,000	1,276,250
Conexant Systems, Inc. 4% 3/1/26	3,000,000	2,574,600
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Credence Systems Corp.:
3.5% 5/15/10 (f)	$ 2,000,000	$ 1,780,000
3.5% 5/15/10	1,000,000	890,000
Intel Corp. 2.95% 12/15/35	3,500,000	3,615,850
ON Semiconductor Corp.:
0% 4/15/24	6,500,000	8,347,950
1.875% 12/15/25 (f)	1,250,000	2,240,875
Photronics, Inc. 2.25% 4/15/08	3,000,000	2,920,500
		31,635,713
Software - 0.3%
Borland Software Corp. 2.75% 2/15/12 (f)	2,000,000	1,842,500
Cadence Design Systems, Inc. 1.5% 12/15/13 (f)	2,000,000	2,273,800
Symantec Corp. 1% 6/15/13 (f)	1,000,000	1,119,900
		5,236,200
TOTAL INFORMATION TECHNOLOGY		94,458,834
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. 3.5% 6/15/12	2,000,000	2,299,400
Time Warner Telecom, Inc. 2.375% 4/1/26	2,000,000	2,644,600
		4,944,000
TOTAL CONVERTIBLE BONDS		242,829,445
Nonconvertible Bonds - 1.0%
FINANCIALS - 0.7%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.793%	2,000,000	1,821,800
JPMorgan Chase Capital XXII 6.45% 2/2/37	3,000,000	2,663,700
Lehman Brothers Holdings, Inc.:
6.3713% (g)	1,000,000	897,691
5.857% (g)	1,000,000	918,399
		6,301,590
Commercial Banks - 0.4%
Capital One Capital IV 6.745% 2/17/37 (g)	2,000,000	1,646,060
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
HBOS plc 6.657% (f)(g)	$ 5,000,000	$ 4,437,500
Wells Fargo Capital X 5.95% 12/15/36	1,000,000	942,077
		7,025,637
TOTAL FINANCIALS		13,327,227
UTILITIES - 0.3%
Multi-Utilities - 0.3%
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	5,000,000	4,843,295
TOTAL NONCONVERTIBLE BONDS		18,170,522
TOTAL CORPORATE BONDS (Cost $246,017,137)		260,999,967
Common Stocks - 65.2%
	Shares
CONSUMER DISCRETIONARY - 4.6%
Automobiles - 0.1%
Winnebago Industries, Inc.	79,000	2,106,930
Diversified Consumer Services - 0.5%
Coinmach Service Corp. unit	156,800	3,002,720
Service Corp. International	355,100	4,339,322
Stewart Enterprises, Inc. Class A	225,800	1,618,986
		8,961,028
Hotels, Restaurants & Leisure - 1.6%
Accor SA	31,000	2,661,092
Aristocrat Leisure Ltd. (e)	219,900	2,519,372
Centerplate, Inc. unit	268,800	3,948,672
Gaylord Entertainment Co. (a)	30,700	1,576,445
IHOP Corp.	73,400	4,614,658
McDonald's Corp.	128,849	6,345,813
Starwood Hotels & Resorts Worldwide, Inc.	41,500	2,536,480
WMS Industries, Inc. (a)	94,300	2,776,192
		26,978,724
Household Durables - 0.7%
Bassett Furniture Industries, Inc.	80,957	934,244
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Beazer Homes USA, Inc.	19,500	$ 206,115
Black & Decker Corp.	26,400	2,290,200
La-Z-Boy, Inc.	117,277	1,130,550
The Stanley Works	41,510	2,355,277
Whirlpool Corp.	53,000	5,109,730
		12,026,116
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	15,200	581,040
FTD Group, Inc.	30,500	541,985
		1,123,025
Leisure Equipment & Products - 0.4%
Brunswick Corp.	68,000	1,710,200
Eastman Kodak Co.	105,700	2,819,019
MarineMax, Inc. (a)	24,400	447,496
Polaris Industries, Inc.	32,900	1,570,975
		6,547,690
Media - 0.5%
Charter Communications, Inc. Class A (a)	977,700	2,718,006
News Corp.:
Class A	86,700	1,753,941
Class B	8,400	182,616
R.H. Donnelley Corp. (a)	47,100	2,770,893
Viacom, Inc. Class B (non-vtg.) (a)	41,865	1,651,993
		9,077,449
Multiline Retail - 0.2%
Retail Ventures, Inc. (a)	39,791	460,382
Sears Holdings Corp. (a)	15,400	2,210,824
Tuesday Morning Corp.	90,385	953,562
		3,624,768
Specialty Retail - 0.2%
AutoZone, Inc. (a)	6,500	788,385
Collective Brands, Inc. (a)	80,200	1,895,126
Foot Locker, Inc.	79,800	1,333,458
		4,016,969
Textiles, Apparel & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	83,500	1,432,025
Liz Claiborne, Inc.	69,000	2,357,730
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lululemon Athletica, Inc.	2,100	$ 71,547
VF Corp.	22,000	1,756,700
		5,618,002
TOTAL CONSUMER DISCRETIONARY		80,080,701
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Remy Cointreau SA	23,200	1,656,814
Food & Staples Retailing - 0.2%
Rite Aid Corp. (a)	541,700	2,746,419
Food Products - 1.2%
B&G Foods, Inc. unit	156,900	3,258,813
BioMar Holding AS	46,600	2,049,785
Bunge Ltd.	28,900	2,642,616
Cermaq ASA	135,500	2,324,424
Chiquita Brands International, Inc. (a)(e)	234,337	3,655,657
Marine Harvest ASA (a)	2,100,000	2,464,061
Ralcorp Holdings, Inc. (a)	21,200	1,309,948
Tyson Foods, Inc. Class A	145,400	3,133,370
		20,838,674
Household Products - 0.4%
Procter & Gamble Co.	115,800	7,562,898
Personal Products - 0.4%
Avon Products, Inc.	136,600	4,692,210
Prestige Brands Holdings, Inc. (a)	133,000	1,459,010
		6,151,220
Tobacco - 0.5%
Altria Group, Inc.	92,800	6,441,248
Japan Tobacco, Inc.	460	2,554,121
		8,995,369
TOTAL CONSUMER STAPLES		47,951,394
ENERGY - 7.9%
Energy Equipment & Services - 3.0%
Diamond Offshore Drilling, Inc.	84,300	8,864,988
GlobalSantaFe Corp.	122,800	8,668,452
National Oilwell Varco, Inc. (a)	147,689	18,904,192
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	99,280	$ 6,667,645
Transocean, Inc. (a)	81,200	8,533,308
		51,638,585
Oil, Gas & Consumable Fuels - 4.9%
Cabot Oil & Gas Corp.	127,400	4,247,516
Canadian Natural Resources Ltd.	95,600	6,535,073
CONSOL Energy, Inc.	101,100	4,031,868
Exxon Mobil Corp.	57,400	4,920,902
Noble Energy, Inc.	62,000	3,724,340
Peabody Energy Corp.	88,600	3,766,386
Plains Exploration & Production Co. (a)	180,000	6,755,400
Range Resources Corp.	113,022	4,103,829
Teekay Corp.	142,050	8,233,218
Valero Energy Corp.	498,761	34,170,110
Williams Companies, Inc.	101,900	3,158,900
		83,647,542
TOTAL ENERGY		135,286,127
FINANCIALS - 24.9%
Capital Markets - 1.5%
Ares Capital Corp.	153,900	2,527,038
Bank New York Mellon Corp.	64,439	2,605,269
Bear Stearns Companies, Inc.	60,400	6,563,064
Franklin Resources, Inc.	16,600	2,187,382
Janus Capital Group, Inc.	92,500	2,459,575
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit	277,700	6,595,375
T. Rowe Price Group, Inc.	41,300	2,119,516
		25,057,219
Commercial Banks - 1.6%
Cathay General Bancorp	59,846	1,945,593
Commerce Bancorp, Inc.	72,400	2,659,252
East West Bancorp, Inc.	100,131	3,584,690
PNC Financial Services Group, Inc.	45,500	3,201,835
UCBH Holdings, Inc.	125,600	2,087,472
Wachovia Corp.	85,209	4,173,537
Wells Fargo & Co.	262,400	9,588,096
		27,240,475
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.1%
Advance America Cash Advance Centers, Inc.	98,400	$ 1,234,920
Discover Financial Services (a)	23,550	544,947
		1,779,867
Diversified Financial Services - 3.4%
Bank of America Corp.	355,314	18,007,314
Citigroup, Inc.	448,100	21,006,928
JPMorgan Chase & Co.	451,704	20,109,862
		59,124,104
Insurance - 4.0%
AFLAC, Inc.	68,100	3,630,411
American Equity Investment Life Holding Co.	6,066	61,934
American International Group, Inc.	175,600	11,589,600
Aspen Insurance Holdings Ltd.	367,618	9,223,536
Axis Capital Holdings Ltd.	107,495	3,880,570
Endurance Specialty Holdings Ltd.	245,195	9,775,925
Everest Re Group Ltd.	39,300	4,003,884
Hartford Financial Services Group, Inc.	35,100	3,120,741
MetLife, Inc.	46,000	2,946,300
National Financial Partners Corp.	57,400	2,801,120
Platinum Underwriters Holdings Ltd.	280,566	9,730,029
Principal Financial Group, Inc.	51,000	2,829,990
Prudential Financial, Inc.	45,100	4,049,078
Universal American Financial Corp. (a)	101,900	2,115,444
		69,758,562
Real Estate Investment Trusts - 12.1%
Alexandria Real Estate Equities, Inc.	78,400	7,317,072
American Financial Realty Trust (SBI)	204,500	1,693,260
Annaly Capital Management, Inc.	184,700	2,602,423
Archstone-Smith Trust	79,600	4,680,480
AvalonBay Communities, Inc.	74,860	8,562,487
Boston Properties, Inc.	61,214	6,125,685
BRE Properties, Inc. Class A	106,500	5,915,010
CBL & Associates Properties, Inc.	29,155	960,949
Corporate Office Properties Trust (SBI)	148,700	6,404,509
DCT Industrial Trust, Inc.	305,051	3,117,621
Developers Diversified Realty Corp.	102,100	5,460,308
Duke Realty LP	121,670	4,111,229
Equity Lifestyle Properties, Inc.	34,160	1,663,592
Equity One, Inc.	16,400	429,024
Equity Residential (SBI)	165,680	6,666,963
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
General Growth Properties, Inc.	267,425	$ 13,293,697
GMH Communities Trust	126,100	991,146
Health Care Property Investors, Inc.	153,500	4,669,470
Healthcare Realty Trust, Inc.	105,700	2,639,329
Hersha Hospitality Trust	31,600	345,388
Highwoods Properties, Inc. (SBI)	127,500	4,550,475
Home Properties, Inc.	183,400	9,320,388
Host Hotels & Resorts, Inc.	321,245	7,160,551
Inland Real Estate Corp.	280,800	4,346,784
Kilroy Realty Corp.	91,400	5,587,282
Kimco Realty Corp.	110,238	4,720,391
LaSalle Hotel Properties (SBI)	91,500	3,810,060
Pennsylvania (REIT) (SBI)	48,700	1,842,321
Plum Creek Timber Co., Inc.	45,800	1,920,394
Post Properties, Inc.	35,100	1,400,841
Potlatch Corp.	61,630	2,775,815
ProLogis Trust	204,665	12,312,646
Public Storage	131,436	9,960,220
Rayonier, Inc.	64,220	2,744,763
Simon Property Group, Inc.	174,410	16,554,997
SL Green Realty Corp.	29,100	3,244,941
Strategic Hotel & Resorts, Inc.	266,200	5,475,734
Tanger Factory Outlet Centers, Inc.	94,400	3,593,808
Taubman Centers, Inc.	20,800	1,072,864
Thornburg Mortgage, Inc. (SBI)	218,200	2,570,396
UDR, Inc.	87,340	2,193,107
Unibail-Rodamco	2,600	626,068
Ventas, Inc.	102,550	3,905,104
Vornado Realty Trust	85,850	9,150,752
		208,490,344
Real Estate Management & Development - 0.4%
Brookfield Properties Corp.	124,000	2,861,921
CB Richard Ellis Group, Inc. Class A (a)	43,900	1,295,928
Grubb & Ellis Co. (a)	70,800	641,448
Mitsubishi Estate Co. Ltd.	96,000	2,569,837
		7,369,134
Thrifts & Mortgage Finance - 1.8%
Countrywide Financial Corp.	203,600	4,041,460
Downey Financial Corp.	23,800	1,346,842
Fannie Mae	129,500	8,496,495
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
FirstFed Financial Corp., Delaware (a)	25,600	$ 1,286,400
Freddie Mac	136,300	8,397,443
Hudson City Bancorp, Inc.	219,600	3,122,712
New York Community Bancorp, Inc.	213,100	3,769,739
		30,461,091
TOTAL FINANCIALS		429,280,796
HEALTH CARE - 2.6%
Biotechnology - 0.1%
Amgen, Inc. (a)	24,700	1,237,717
Health Care Equipment & Supplies - 0.9%
American Medical Systems Holdings, Inc. (a)	75,300	1,385,520
Becton, Dickinson & Co.	72,700	5,593,538
C.R. Bard, Inc.	65,400	5,453,706
Covidien Ltd. (a)	36,625	1,458,774
Varian Medical Systems, Inc. (a)	56,374	2,276,946
		16,168,484
Health Care Providers & Services - 0.5%
Amedisys, Inc. (a)	70,907	2,678,866
Brookdale Senior Living, Inc.	52,100	1,907,902
Capital Senior Living Corp. (a)	46,700	378,270
DaVita, Inc. (a)	51,700	2,973,784
Emeritus Corp. (a)	16,200	439,830
Henry Schein, Inc. (a)	800	46,552
Sun Healthcare Group, Inc. (a)	54,700	813,389
		9,238,593
Health Care Technology - 0.2%
Cerner Corp. (a)	47,400	2,703,696
Pharmaceuticals - 0.9%
Merck & Co., Inc.	230,800	11,579,236
MGI Pharma, Inc. (a)	109,500	2,580,915
Wyeth	42,200	1,953,860
		16,114,011
TOTAL HEALTH CARE		45,462,501
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.2%
Aerospace & Defense - 1.3%
General Dynamics Corp.	55,800	$ 4,383,648
Honeywell International, Inc.	107,800	6,052,970
Lockheed Martin Corp.	26,700	2,647,038
Precision Castparts Corp.	23,500	3,062,285
United Technologies Corp.	87,300	6,515,199
		22,661,140
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	37,000	2,806,820
Airlines - 0.2%
Delta Air Lines, Inc. (a)	42,500	717,400
UAL Corp. (a)	19,200	911,424
US Airways Group, Inc. (a)	56,400	1,745,580
		3,374,404
Commercial Services & Supplies - 0.5%
Corrections Corp. of America (a)	33,600	862,176
Dun & Bradstreet Corp.	17,400	1,697,370
Equifax, Inc.	21,000	808,920
The Brink's Co.	13,100	751,416
The Geo Group, Inc. (a)	34,700	1,033,019
Waste Management, Inc.	87,500	3,296,125
		8,449,026
Construction & Engineering - 1.1%
Fluor Corp.	91,148	11,589,468
Shaw Group, Inc. (a)	154,700	7,742,735
		19,332,203
Electrical Equipment - 0.1%
Cooper Industries Ltd. Class A	30,500	1,560,685
Industrial Conglomerates - 0.8%
General Electric Co.	259,500	10,086,765
Siemens AG sponsored ADR	28,700	3,596,110
		13,682,875
Machinery - 1.4%
Eaton Corp.	18,100	1,705,382
Flowserve Corp.	57,606	4,113,644
Illinois Tool Works, Inc.	47,000	2,733,990
Oshkosh Truck Co.	40,000	2,315,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pentair, Inc.	82,449	$ 3,061,331
SPX Corp.	115,400	10,391,770
		24,321,717
Road & Rail - 0.5%
Kansas City Southern (a)	1,803	54,793
Knight Transportation, Inc.	103,000	1,894,170
Landstar System, Inc.	39,600	1,703,196
P.A.M. Transportation Services, Inc. (a)	48,863	914,227
Union Pacific Corp.	34,500	3,849,165
		8,415,551
Trading Companies & Distributors - 0.1%
Rush Enterprises, Inc. Class A (a)	99,669	2,527,606
TOTAL INDUSTRIALS		107,132,027
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	124,200	1,359,990
Avocent Corp. (a)	101,900	3,008,088
Comverse Technology, Inc. (a)	87,300	1,462,275
Juniper Networks, Inc. (a)	98,400	3,239,328
Motorola, Inc.	167,200	2,834,040
Nokia Corp. sponsored ADR	152,300	5,007,624
		16,911,345
Computers & Peripherals - 2.0%
Dell, Inc. (a)	105,000	2,966,250
Diebold, Inc.	83,564	3,665,953
Hewlett-Packard Co.	110,800	5,467,980
Intermec, Inc. (a)	144,900	3,557,295
International Business Machines Corp.	75,000	8,751,750
NCR Corp. (a)	77,100	3,837,267
SanDisk Corp. (a)	80,800	4,529,648
Sun Microsystems, Inc. (a)	141,900	760,584
		33,536,727
Electronic Equipment & Instruments - 1.5%
Agilent Technologies, Inc. (a)	71,000	2,584,400
Amphenol Corp. Class A	246,400	8,897,504
Arrow Electronics, Inc. (a)	98,700	4,141,452
Avnet, Inc. (a)	95,700	3,761,967
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	264,400	$ 3,011,516
Ingram Micro, Inc. Class A (a)	87,000	1,708,680
Tyco Electronics Ltd. (a)	39,025	1,360,802
		25,466,321
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	7,500	3,864,375
VeriSign, Inc. (a)	117,900	3,796,380
		7,660,755
IT Services - 0.2%
Mastercard, Inc. Class A	28,600	3,917,914
Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (a)	173,600	2,256,800
Advantest Corp. ADR	41,200	1,516,160
Analog Devices, Inc.	47,100	1,737,048
Applied Materials, Inc.	181,000	3,866,160
ASML Holding NV (NY Shares) (a)	134,100	3,978,747
Axcelis Technologies, Inc. (a)	219,100	1,031,961
Broadcom Corp. Class A (a)	72,800	2,511,600
Cirrus Logic, Inc. (a)	166,700	1,135,227
Cypress Semiconductor Corp. (a)	78,300	1,960,632
Diodes, Inc. (a)	104,283	3,160,818
Fairchild Semiconductor International, Inc. (a)	125,500	2,354,380
FormFactor, Inc. (a)	70,100	3,179,736
Hittite Microwave Corp. (a)	102,359	4,336,951
Integrated Device Technology, Inc. (a)	247,129	3,865,098
Intel Corp.	145,500	3,746,625
Intersil Corp. Class A	74,500	2,482,340
Lam Research Corp. (a)	47,000	2,520,610
Linear Technology Corp.	50,600	1,719,894
Marvell Technology Group Ltd. (a)	98,700	1,635,459
Maxim Integrated Products, Inc.	83,400	2,502,834
Microchip Technology, Inc.	45,700	1,760,364
Micron Technology, Inc. (a)	76,800	879,360
National Semiconductor Corp.	98,500	2,592,520
Nec Electronics Corp. (a)	68,600	1,889,677
ON Semiconductor Corp. (a)	531,000	6,223,320
RF Micro Devices, Inc. (a)(e)	146,300	870,485
Saifun Semiconductors Ltd. (a)	30,400	305,824
Volterra Semiconductor Corp. (a)	243,629	2,645,811
		68,666,441
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.2%
Business Objects SA sponsored ADR (a)	89,920	$ 3,948,387
Cadence Design Systems, Inc. (a)	109,900	2,387,028
Microsoft Corp.	124,400	3,574,012
Nintendo Co. Ltd.	7,600	3,535,520
Symantec Corp. (a)	123,000	2,313,630
Ubisoft Entertainment SA (a)	85,704	5,320,701
		21,079,278
TOTAL INFORMATION TECHNOLOGY		177,238,781
MATERIALS - 1.4%
Chemicals - 0.6%
Agrium, Inc.	61,900	2,828,157
Arkema (a)	25,700	1,595,865
Celanese Corp. Class A	61,400	2,205,488
Monsanto Co.	55,100	3,842,674
		10,472,184
Metals & Mining - 0.7%
Alcoa, Inc.	91,400	3,338,842
Titanium Metals Corp. (a)	261,200	8,188,620
		11,527,462
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	46,175	1,601,811
TOTAL MATERIALS		23,601,457
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	588,915	23,480,041
CenturyTel, Inc. (e)	48,689	2,336,098
Level 3 Communications, Inc. (a)	287,274	1,502,443
Qwest Communications International, Inc. (a)	301,900	2,702,005
Verizon Communications, Inc.	292,600	12,254,088
		42,274,675
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. (a)	11,200	$ 886,816
Sprint Nextel Corp.	193,900	3,668,588
		4,555,404
TOTAL TELECOMMUNICATION SERVICES		46,830,079
UTILITIES - 1.8%
Electric Utilities - 0.7%
Entergy Corp.	38,300	3,968,646
PPL Corp.	181,111	8,740,417
		12,709,063
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	342,500	6,202,675
Constellation Energy Group, Inc.	77,600	6,436,144
Mirant Corp. (a)	885	34,488
		12,673,307
Multi-Utilities - 0.4%
CMS Energy Corp.	259,300	4,231,776
Public Service Enterprise Group, Inc.	23,500	1,997,265
		6,229,041
TOTAL UTILITIES		31,611,411
TOTAL COMMON STOCKS (Cost $988,610,734)		1,124,475,274
Preferred Stocks - 15.8%

Convertible Preferred Stocks - 4.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp. Series C, 6.25%	98,500	2,093,125
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	2,100	40,425
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	10,100	426,321
TOTAL CONSUMER DISCRETIONARY		2,559,871
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp.:
4.50%	20,500	$ 1,947,500
6.25%	8,000	2,105,520
El Paso Corp. 4.99%	10,000	13,751,947
		17,804,967
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,800,000
Real Estate Investment Trusts - 0.1%
HRPT Properties Trust 6.50%	40,000	892,800
TOTAL FINANCIALS		2,692,800
INDUSTRIALS - 0.1%
Road & Rail - 0.1%
Kansas City Southern:
4.25%	1,370	1,304,853
5.125%	1,000	1,199,690
		2,504,543
MATERIALS - 1.1%
Chemicals - 0.7%
Celanese Corp. 4.25%	252,600	11,788,842
Containers & Packaging - 0.1%
Owens-Illinois, Inc. 4.75%	63,510	2,813,493
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 5.50%	2,550	4,889,753
TOTAL MATERIALS		19,492,088
UTILITIES - 1.6%
Electric Utilities - 0.5%
AES Trust VII 6.00%	180,700	8,854,300
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.:
4.00% (f)	3,900	7,662,759
Series A, 5.75%	1,000	337,300
		8,000,059
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - 0.6%
CMS Energy Corp. 4.50%	116,000	$ 9,926,120
TOTAL UTILITIES		26,780,479
TOTAL CONVERTIBLE PREFERRED STOCKS		71,834,748
Nonconvertible Preferred Stocks - 11.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CBS Corp. 6.75%	40,000	953,600
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,005,000
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Apache Corp. (depositary shares) Series B, 5.68%	29,375	2,673,125
Devon Energy Corp. 6.49%	13,750	1,375,688
		4,048,813
FINANCIALS - 8.4%
Capital Markets - 1.5%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	702,600
Series G, 5.49%	15,000	596,250
Deutsche Bank Contingent Capital Trust II 6.55%	80,000	1,920,800
Goldman Sachs Group, Inc.:
Series A, 3.9106%	120,000	2,836,800
Series B, 6.20%	100,000	2,450,000
Series C, 4.9931%	40,000	963,600
Series D	160,000	3,806,400
Lehman Brothers Holdings, Inc.:
(depositary shares) Series F, 6.50%	169,015	4,159,459
Series D, 5.67%	34,900	1,570,500
Merrill Lynch & Co., Inc.:
Series 5, 5.86%	80,000	1,800,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.: - continued
Series H, 3.97%	120,000	$ 2,787,600
Morgan Stanley Capital Trust IV 6.60%	80,000	1,929,600
		25,524,409
Commercial Banks - 1.4%
ABN AMRO Capital Funding Trust V 5.90%	20,000	449,000
ABN Amro Capital Funding Trust VII 6.08%	40,400	914,656
Barclays Bank PLC Series 2, 6.625%	40,000	986,800
BNY Capital V 5.95%	115,000	2,582,900
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	4,740,000
Keycorp Capital IX 6.75%	40,000	942,800
Royal Bank of Scotland Group PLC Series R, 6.125%	40,000	930,000
Santander Finance Preferred SA Unipersonal (f)	40,000	900,000
Santander Finance Preferred SA Unipersonal:
6.41%	69,400	1,655,190
6.50% (f)	40,000	930,000
6.80% (f)	160,000	3,880,000
U.S. Bancorp, Delaware Series B, 0.00%	40,000	1,000,000
USB Capital XII 6.30%	80,000	1,848,000
Wachovia Capital Trust IX 6.375%	120,000	2,796,000
		24,555,346
Consumer Finance - 0.2%
Ford Motor Credit Co. LLC 7.375%	40,000	780,400
HSBC USA, Inc.:
Series G, 4.9175%	80,000	2,000,800
Series H, 6.50%	40,000	1,052,400
SLM Corp. 4.07%	1,200	89,460
		3,923,060
Diversified Financial Services - 1.1%
Bank of America Corp.:
Series D	20,000	507,000
Series E	40,000	952,000
CIT Group, Inc. Series B, 5.189%	15,000	1,290,000
Citigroup Capital XVI Series C, 6.45%	120,000	2,881,200
Citigroup Capital XVII 6.35%	80,000	1,895,200
Deutsche Bank Capital Funding Trust VIII 6.375%	140,000	3,350,200
General Electric Capital Corp. 6.05%	80,000	1,950,400
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Diversified Financial Services - continued
ING Groep NV 6.375%	80,000	$ 1,912,800
Merrill Lynch Capital Trust II 6.45%	200,000	4,740,000
		19,478,800
Insurance - 0.2%
American International Group, Inc. 6.45%	80,000	1,948,800
MetLife, Inc. Series A, 4.39%	40,000	1,000,000
		2,948,800
Real Estate Investment Trusts - 0.9%
Apartment Investment & Management Co. Series V, 8.00%	79,000	1,962,360
Duke Realty LP (depositary shares) Series K, 6.50%	95,800	2,155,500
Hospitality Properties Trust:
Series B, 8.875%	200,000	5,044,000
Series C, 7.00%	100,000	2,250,000
Host Hotels & Resorts, Inc. Series E, 8.875%	20,000	506,200
Public Storage Series M, 6.625%	80,000	1,830,400
Vornado Realty Trust Series E, 7.00%	40,000	941,600
		14,690,060
Thrifts & Mortgage Finance - 3.1%
Countrywide Capital V 7.00%	80,000	1,500,000
Fannie Mae:
5.10%	27,562	1,163,116
7.00%	42,200	2,250,526
Series H, 5.81%	71,200	3,417,600
Series I, 5.375%	5,000	227,500
Series L, 5.125%	140,900	6,065,745
Series N, 5.50%	92,650	4,238,738
Freddie Mac:
5.30%	40,000	1,720,000
5.57%	546,000	12,732,720
5.90%	40,000	970,000
6.02%	20,000	498,800
Series F, 5.00%	58,500	2,515,500
Series H, 5.10%	10,300	453,200
Series K, 5.79%	35,200	1,672,000
Series O, 5.81%	19,500	937,950
Series R, 5.70%	117,000	5,522,400
Series S, adj. rate	10,000	515,000
Series T 6.42%	10,000	542,500
Series W, 5.66%	141,600	3,343,176
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Indymac Bank F S B Pasadena Cali 8.50% (f)	80,000	$ 1,040,000
Sovereign Bancorp, Inc. Series C, 7.30%	80,000	2,108,000
		53,434,471
TOTAL FINANCIALS		144,554,946
MATERIALS - 0.1%
Chemicals - 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	777,150
Metals & Mining - 0.0%
Alcoa, Inc. 3.75%	6,400	466,944
TOTAL MATERIALS		1,244,094
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 6.375%	281,800	6,782,926
UTILITIES - 2.4%
Electric Utilities - 2.2%
Alabama Power Co.:
4.60%	2,000	156,000
5.20%	120,000	2,644,800
5.30%	88,600	2,084,758
5.625%	80,000	1,936,000
Baltimore Gas & Electric Co. Series 1993, 6.70%	10,000	1,022,000
Duquesne Light Co. 6.50%	106,050	5,010,863
Entergy Louisiana LLC 6.95%	7,500	727,500
FPL Group Capital Trust I 5.875%	20,000	463,000
Mid-American Energy Co. 4.40%	5,000	400,000
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	376,025
Series B, 5.50%	61,900	1,429,890
Series D 5.00%	69,200	1,515,480
PPL Electric Utilities Corp. 6.25%	230,000	5,520,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
4.78%	46,500	$ 1,009,050
5.349%	40,000	4,005,000
6.125%	35,000	3,395,000
Series B, 4.08%	27,271	504,514
Series C:
4.24%	94,600	1,783,210
6.00%	20,000	1,880,000
Series D, 4.32%	70,000	1,372,000
		37,235,090
Independent Power Producers & Energy Traders - 0.0%
Heco Capital Trust III 6.50%	12,000	294,000
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,583,450
San Diego Gas & Electric Co. 1.70%	67,548	1,766,806
		4,350,256
TOTAL UTILITIES		41,879,346
TOTAL NONCONVERTIBLE PREFERRED STOCKS		200,468,725
TOTAL PREFERRED STOCKS (Cost $269,468,120)		272,303,473
Preferred Securities - 0.5%
	Principal Amount
FINANCIALS - 0.5%
Commercial Banks - 0.3%
PNC Preferred Funding Trust I 6.517% (f)(g)	$ 3,000,000	2,971,540
SunTrust Preferred Capital I 5.853% (g)	1,000,000	991,074
		3,962,614
Diversified Financial Services - 0.1%
Wachovia Capital Trust III 5.8% (g)	2,000,000	2,048,581
Preferred Securities - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.1%
Washington Mutual Preferred Funding Trust I 6.534% (f)(g)	$ 2,000,000	$ 1,872,298
TOTAL PREFERRED SECURITIES (Cost $8,000,000)		7,883,493
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 5.48% (b)	57,462,035	57,462,035
Fidelity Securities Lending Cash Central Fund, 5.49% (b)(c)	4,640,260	4,640,260
TOTAL MONEY MARKET FUNDS (Cost $62,102,295)		62,102,295
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.02%, dated 8/31/07 due 9/4/07 (Collateralized by U.S. Treasury Obligations) # (Cost $5,868,000)	$ 5,871,271	5,868,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,580,066,286)		1,733,632,502
NET OTHER ASSETS - (0.5)%		(9,108,312)
NET ASSETS - 100%		$ 1,724,524,190
Security Type Abbreviations
PIERS - Preferred Income Equity Redeemable Securities
TIDES - Term Income Deferred Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,900,304 or 6.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,868,000 due 9/04/07 at 5.02%
Banc of America Securities LLC	$ 512,847
Citigroup Global Markets, Inc.	1,864,741
Lehman Brothers, Inc.	1,577,858
UBS Securities LLC	1,912,554
$ 5,868,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,881,012
Fidelity Securities Lending Cash Central Fund	19,387
Total	$ 3,900,399
Income Tax Information

At August 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,583,963,306. Net unrealized appreciation aggregated $149,669,196, of which $212,209,316 related to appreciated investment securities and $62,540,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 30, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 30, 2007